Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 17,291	$ 3,760	$ 63,789	$ 3,760
Cost of product sales	(2,266)	(121)	(2,795)	(121)
Research and development expenses	(48,537)	(39,533)	(97,489)	(78,705)
Selling and marketing expenses	(17,659)	(15,221)	(36,029)	(29,132)
General and administrative expenses	(18,240)	(19,367)	(37,251)	(36,949)
Total operating expense	(86,702)	(74,242)	(173,564)	(144,907)
Loss from operations	(69,411)	(70,482)	(109,775)	(141,147)
Other income (expense)
Financial income	16	15	18,324	30
Financial expense	(8,801)	(2,555)	(18,018)	(4,555)
Non-operating income	12,875	693	26,317	21,923
Total other income (expense)	4,090	(1,847)	26,623	17,398
Loss before taxes	(65,321)	(72,329)	(83,152)	(123,749)
Income tax benefit (expense)	947	(240)	2,117	(347)
Net loss	$ (64,374)	(72,569)	$ (81,035)	(124,096)
Net loss attributable to:
Owners of the parent		$ (72,569)		$ (124,096)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.84)	$ (0.95)	$ (1.05)	$ (1.62)
Net loss per share, diluted (in dollars per share)	$ (0.84)	$ (0.95)	$ (1.05)	$ (1.62)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 17,291	$ 3,760	$ 33,789	$ 3,760
License revenue
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 0	$ 0	$ 30,000	$ 0